Supplementary Information on Oil and Gas Exploration and Production (Unaudited)	12 Months Ended
Mar. 31, 2022
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production (Unaudited)
In accordance with Codification Topic 932 - Extractive Activities - Oil and gas, this section provides supplemental information on oil and gas exploration and producing activities of the Company for the years ended March 31, 2020, 2021 and 2022. The information included in items (i) through (iii)
provides historical cost information pertaining to costs incurred in exploration, property acquisition and development, capitalized costs and results of operations. The information included in items (iv) and (v) present information on our estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves, and changes in estimated discounted future net cash flows. Activities not directly associated with oil and gas producing activities are excluded from all aspects of this supplemental information.
Method of accounting for costs incurred in oil and gas producing activities and manner of disposing of capitalized costs relating to those activities
We follow a successful efforts based accounting policy for oil and gas assets.
Costs incurred prior to obtaining the legal rights to explore an area are expensed immediately to the Consolidated statements of profit or loss.
Expenditure incurred on the acquisition of a license interest is initially capitalised on a license by license basis. Costs are held, un-depleted,
within intangible exploration/appraisal assets until such time as the exploration phase on the license area is complete or commercial reserves have been discovered.
Exploration expenditure incurred in the process of determining oil and gas exploration targets is capitalised initially within intangible exploration/appraisal assets and subsequently allocated to drilling activities. Exploration/appraisal drilling costs are initially capitalised on well-by-well
basis until the success or otherwise of the well has been established. The success or failure of each exploration/appraisal effort is judged on a well-by-well
basis. Drilling costs are written off on completion of a well unless the results indicate that hydrocarbon reserves exist and there is a reasonable prospect that these reserves are commercial.
Following appraisal of successful exploration wells, if commercial reserves are established and technical feasibility for extraction demonstrated, then the related capitalised intangible exploration/appraisal costs are transferred into a single field cost center within property, plant and equipment - development/producing assets after testing for impairment. Where results of exploration drilling indicate the presence of hydrocarbons which are ultimately not considered commercially viable, all related costs are written off to the Consolidated statements of profit or loss.
All costs incurred after the technical feasibility and commercial viability of producing hydrocarbons has been demonstrated are capitalised within property, plant and equipment - development/producing assets on a field-by-field
basis. Subsequent expenditure is capitalised only where it either enhances the economic benefits of the development/producing asset or replaces part of the existing development/producing asset. Any remaining costs associated with the part replaced are expensed.
Net proceeds from any disposal of an intangible exploration/appraisal asset are initially credited against the previously capitalised costs. Any surplus proceeds are credited to the Consolidated statements of profit or loss. Net proceeds from any disposal of development/producing assets are credited against the previously capitalised cost. A gain or loss on disposal of a development/producing asset is recognised in the Consolidated statements of profit or loss to the extent that the net proceeds exceed or are less than the appropriate portion of the net capitalised costs of the asset.
Capitalized costs relating to oil and gas producing activities
The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2022
Unproved oil and gas properties	43,705	59,571	2,751
Proved oil and gas properties	1,554,729	—	—
Support equipment	6,740	—	5

Gross Capitalized costs	1,605,174	59,571	2,756
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,461,830)	(59,571)	(2,756)

Net Capitalized costs	143,344	—	—

March 31, 2021
Unproved oil and gas properties	37,333	57,766	2,668
Proved oil and gas properties	1,521,179	—	—
Support equipment	6,657

Gross Capitalized costs	1,565,169	57,766	2,668
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,456,963)	(57,766)	(2,673)

Net Capitalized costs	108,206	—	(5)

March 31, 2020
Unproved oil and gas properties	33,033	58,959	2,728
Proved oil and gas properties	1,542,710	—	—
Support equipment	6,553	—	—

Gross Capitalized costs	1,582,296	58,959	2,728
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,465,495)	(58,959)	(2,728)

Net Capitalized costs	116,801	—	—

(i)	Costs incurred in oil and gas property acquisition, exploration and development activities
Costs incurred are summarized below and include both amounts expensed and capitalized:

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2022
Acquisition of properties
Proved
Unproved
Exploration costs	(13,600)	6	—
Development costs	8,195	—	—

Total	(5,405)	6	—

March 31, 2021
Acquisition of properties
Proved
Unproved
Exploration costs	6,168	4	1
Development costs	8,640	—	—

Total	14,808	4	1

March 31, 2020
Acquisition of properties
Proved
Unproved
Exploration costs	3,061	5	9
Development costs	41,677	—	—

Total	44,738	5	9

* Figures in brackets ( ) represents reversal/ transfers between exploration and development costs.

(ii)	Results of operations for oil and gas producing activities
The Company’s results of operations from oil and gas producing activities for the years ended March 31, 2022, 2021 and 2020 are shown in the following table.
Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including operating employees’ compensation, materials, supplies, fuel consumed in operations and operating costs related to natural gas processing plants.
Exploration expenses include the costs of geological and geophysical activities and non-productive
exploratory wells. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 – Extractive Activities – Oil and gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Till March 31, 2016, the Company had an effective tax rate lower than the statutory rate, benefiting from tax holiday in RJ Block under section 80-IB
(9) of the Income Tax Act, 1961. Interest income and expense are excluded from the results reported in this table.

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
Year ended March 31, 2022
Revenues
Sales	124,301	—	—
Transfers	—	—	—
Operating Income	233	—	—

Total	124,534	—	—

Production costs	(59,565)	—	—
Exploration (expenses)/ reversal	(26,180)	(1)	—
Depreciation, depletion and amortization and valuation provisions	39,858	—	—
(including impairment loss/reversal)			—

Results before income tax expenses	78,647	(1)	—
Income tax expenses	(34,741)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	43,906	(1)	—

Year ended March 31, 2021
Revenues
Sales	75,308	—	—
Transfers	—	—	—
Operating Income	342	—	—

Total	75,650	—	—

Production costs	(39,582)	—	—
Exploration (expenses)/ reversal	(69)	(1)	—
Depreciation, depletion and amortization and valuation provisions			—
(including impairment loss/reversal)	(21,235)	—	—

Results before income tax expenses	14,764	(1)	—
Income tax expenses	(3,031)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	11,733	(1)	—

			—
Year ended March 31, 2020
Revenues
Sales	126,608	—	—
Transfers	—	—	—
Operating Income	188	—	—

Total	126,796	—	—

Production costs	(50,251)	—	—
Exploration expenses	(22)	(4)	(1)
Depreciation, depletion and amortization and valuation provisions
(including impairment loss)	(175,086)	—	—

Results before income tax expenses	(98,563)	(4)	(1)
Income tax expenses	33,868	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	(64,695)	(4)	(1)

(iii)	Reserve quantities information
The following tables represent estimates for oil and gas reserves by geographic area as of March 31, 2022, 2021, and 2020. Quantities mentioned below represent proved developed and proved undeveloped reserves together with changes in quantities for the fiscal years 2022, 2021, and 2020.
The definitions used for proved, proved developed and proved undeveloped oil and gas reserves are in accordance with United States Securities and Exchange Commission (SEC) Rule
4-10
of Regulation
S-X.
Proved oil and natural gas reserves are those estimated quantities of crude oil, natural gas and natural gas liquids that geological and engineering data demonstrate with reasonable certainty to be economically producible in future years from known reservoirs, under existing economic and operating conditions including a
12-month
average price prior to the end of the reporting period, unless prices are defined by contract, and cost at the date of estimation.
All the proved reserves presented herein are based on PSCs with the GoI. As such, all net reserves are based on an entitlement calculation which converts our share of cost recovery and profit petroleum under each contract to a volume equivalent of net reserves in accordance with SEC guidance on calculating net reserves subject to these agreements
A summary of the annual changes in the proved reserves of oil is as follows (in mmbbls):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2019	126.83	—	—	126.83

Revisions of previous estimates	5.40	—	—	5.40
Extensions and discoveries	0.04	—	—	0.04
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.23)	—	—	(28.23)

Reserves at March 31, 2020	104.04	—	—	104.04

Revisions of previous estimates	21.47	—	—	21.47
Extensions and discoveries	0.67	—	—	0.67
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(21.88)	—	—	(21.88)

Reserves at March 31, 2021	104.30	—	—	104.30

Revisions of previous estimates	(10.23)	—	—	(10.23)

Extensions and discoveries	—	—	—	—

Improved Recovery	—	—	—	—

Sales of reserves	—	—	—	—

Purchases of reserves	—	—	—	—

Production for the year	(19.00)	—	—	(19.00)

Reserves at March 31, 2022	75.07	—	—	75.07

A summary of the annual changes in the proved reserves of natural gas is as follows (in bcf):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2019	95.37	—	—	95.37

Revisions of previous estimates	42.37	—	—	42.37
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(18.71)	—	—	(18.71)

Reserves at March 31, 2020	119.03	—	—	119.03

Revisions of previous estimates	9.21	—	—	9.21
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(18.46)	—	—	(18.46)

Reserves at March 31, 2021	109.78	—	—	109.78

Revisions of previous estimates	(14.57)	—	—	(14.57)

Extensions and discoveries	1.12	—	—	1.12

Improved Recovery	—	—	—	—

Sales of reserves	—	—	—	—

Purchases of reserves	—	—	—	—

Production for the year	(20.8)	—	—	(20.8)

Reserves at March 31, 2022	75.53	—	—	75.53

Year ending March 31, 2020
Total proved reserves as of March 31, 2019 were 142.72 mmboe. For the year ending March 31, 2020, total revisions of 12.47 mmboe were comprised of an increase of 8.94 mmboe based on technical revisions due to improved production performance and an increase of 3.53 mmboe due to revisions based on commodity prices. These total revisions comprised an increase of 0.06 mmboe for the Cambay block
(CB/OS-2),
a decrease of 0.16 mmboe for the Nagayalanka block
(KG-ONN-2003/1),
an increase of 12.23 mmboe for the RJ Block
(RJ-ON-90/1),
and an increase of 0.34 mmboe for the Ravva block
(PKGM-1).
In fiscal year 2020, no revisions were made due to improved recovery. Extensions and discoveries of 0.04 mmboe were on account of inclusion of the
Saraswati-4
Basement field which was approved for development in the RJ Block. After adjusting for the production of 31.35 mmboe, the total proved reserves as at March 31, 2020 were 123.88 mmboe.
Year ending March 31, 2021
Total proved reserves as of March 31, 2020 were 123.88 mmboe. For the year ending March 31, 2021 total revisions of 23.01 mmboe comprised an increase of 9.66 mmboe based on technical revisions due to improved production performance and an increase of 13.35 mmboe due to revisions based on commodity prices. These total revisions comprised an increase of 0.51 mmboe for the Cambay block
(CB/OS-2),
no change for the Nagayalanka block
(KG-ONN-2003/1),
an increase of 21.41 mmboe for the Rajasthan block
(RJ-ON-90/1),
and an increase of 1.09 mmboe for the Ravva block
(PKGM-1).
No revisions were made due to improved recovery. Extensions and discoveries of 0.67 mmboe were on account of inclusion of the NL and Raageshwari
South-1
fields which were approved for development in the Rajasthan block. After adjusting for production of 24.96 mmboe, the total proved reserves as of March 31, 2021, were 122.60 mmboe.
Year ending March 31, 2022
Total proved reserves as of March 31, 2021 were 122.60 mmboe. For the year ending March 31, 2022, total revisions of 12.66 mmboe were comprised of an increase of 7.33 mmboe based on technical revisions due to changes in production performance and a decrease of 19.99 mmboe due to revisions based on commodity prices. These total revisions were comprised of an increase of 0.55 mmboe for the Cambay block
(CB/OS-2),
an increase of 0.01 mmboe for the Nagayalanka block
(KG-ONN-2003/1),
a decrease of 13.90 mmboe for the Rajasthan block
(RJ-ON-90/1),
and an increase of 0.68 mmboe for the Ravva block
(PKGM-1).
No revisions were made due to improved recovery. Extensions and discoveries of 0.19 mmboe were on account of inclusion of the Hazarigaon field which was approved for development in the Hazarigaon block
(AA-ONHP-2018/01).
After adjusting for production of 22.46 mmboe, the total proved reserves as of March 31, 2022 were 87.66 mmboe.

(v)	Reserve quantities information (Continued)

	2022		2021		2020
	Crude Oil	Natural gas	Crude Oil	Natural gas	Crude Oil	Natural gas
	(mmbbls)	(bcf)	(mmbbls)	(bcf)	(mmbbls)	(bcf)
Net proved developed reserves:
India	64.91	67.77	98.96	98.75	91.49	100.45
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved developed reserves	64.91	67.77	98.96	98.75	91.49	100.45

Net proved undeveloped reserves:

India	10.17	7.75	5.34	11.02	12.55	18.57
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved undeveloped reserves	10.17	7.75	5.34	11.02	12.55	18.57

(v)	Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
The table below shows the standardized measure of future net cash flows relating to proved reserves. The analysis is computed in accordance with Topic 932 – Extractive Activities – Oil and gas, by applying average prices during the
12-month
period prior to the ending date of the period covered by the report, determined as an un-weighted
arithmetic average of the
first-day-of-the-month
price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions, as defined by the SEC, fiscal year-end
costs, fiscal
year-end
statutory tax rates and a discount factor of 10% to fiscal
year-end
quantities of net proved reserves. The standardized measure of discounted future net cash flows is a forward-looking statement.
Future price changes are limited to those provided by existing contractual arrangements at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce fiscal year-end
estimated proved reserves based on fiscal
year-end
costs, assuming continuation of fiscal
year-end
economic conditions.
Pre-tax
future net cash flow is net of decommissioning and removal costs. Estimated future income taxes are calculated by applying the appropriate year-end
statutory tax rates. These rates reflect allowable deductions and tax credits and are applied to estimated future pretax net cash flows, less the tax basis of related assets. We have an effective tax rate lower than the statutory rate, benefiting from tax holiday in RJ Block under section
80-IB
(9) of the Income Tax Act, 1961. Discounted future net cash flows are calculated using a discount rate of 10% per year. Discounting requires a year-by-year
estimate of when future expenditures will be incurred and when reserves will be produced. The standardized measure of discounted future net cash flows prescribed under Topic 932 requires assumptions as to the timing and amount of future development and production costs and income from the production of proved reserves. The information does not represent management’s estimate or our expected future cash flows or the value of its proved reserves and therefore should not be relied upon as an indication of our future cash flow or value of its proved reserves.

(v)	Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein (continued)

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
At March 31, 2022
Future cash inflows	489,013	—	—	489,013
Future production costs	(258,748)	—	—	(258,748)
Future development costs	(46,791)	—	—	(46,791)
Future income tax expenses	(55,714)	—	—	(55,714)

Undiscounted future net cash flows	127,760	—	—	127,760
10 percent midyear annual discount for timing of estimated cash Flows	(33,306)	—	—	(33,306)

Standardized measure of discounted future net cash flows	94,454	—	—	94,454

At March 31, 2021
Future cash inflows	333,722	—	—	333,722
Future production costs	(232,675)	—	—	(232,675)
Future development costs	(31,722)	—	—	(31,722)
Future income tax expenses	(10,603)	—	—	(10,603)

Undiscounted future net cash flows	58,722	—	—	58,722
10 percent midyear annual discount for timing of estimated cash Flows	(19,577)	—	—	(19,577)

Standardized measure of discounted future net cash flows	39,145	—	—	39,145

At March 31, 2020
Future cash inflows	493,984	—	—	493,984
Future production costs	(301,972)	—	—	(301,972)
Future development costs	(28,465)	—	—	(28,465)
Future income tax expenses	(43,544)	—	—	(43,544)

Undiscounted future net cash flows	120,003	—	—	120,003
10 percent midyear annual discount for timing of estimated cash Flows	(33,298)	—	—	(33,298)

Standardized measure of discounted future net cash flows	86,705	—	—	86,705

(v)	Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein (continued)

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
Balance at April 1, 2021	39,145	—	—	39,145

Sales and transfers of oil and gas, net of production cost	(65,680)	—	—	(65,680)
Development cost incurred	10,590	—	—	10,590
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	8	—	—	8
Net change due to revisions in quantity estimates	(22,829)	—	—	(22,829)
Net change in prices, transfer prices and in production cost	116,478	—	—	116,478
Changes in estimated future development costs	45,813	—	—	45,813
Accretion of discount	4,974	—	—	4,974
Net change in income taxes	(34,045)	—		(34,045)
Timing	—	—	—	—

Balance at March 31, 2022	94,454	—	—	94,454

Balance at April 1, 2020	86,705	—	—	86,705

Sales and transfers of oil and gas, net of production cost	(35,349)	—	—	(35,349)
Development cost incurred	8,720	—	—	8,720
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	354			354
Net change due to revisions in quantity estimates	12,944	—	—	12,944
Net change in prices, transfer prices and in production cost	(58,612)	—	—	(58,612)
Changes in estimated future development costs	(13,021)	—	—	(13,021)
Accretion of discount	13,026	—	—	13,026
Net change in income taxes	24,378	—	—	24,378
Timing	—	—	—	—

Balance at March 31, 2021	39,145	—	—	39,145

Balance at April 1, 2019	114,044	—	—	114,044

Sales and transfers of oil and gas, net of production cost	(80,409)	—	—	(80,409)
Development cost incurred	39,114	—	—	39,114
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	43	—	—	43
Net change due to revisions in quantity estimates	13,595	—	—	13,595
Net change in prices, transfer prices and in production cost	(35,288)	—	—	(35,288)
Changes in estimated future development costs	(436)	—	—	(436)
Accretion of discount	18,193	—	—	18,193
Net change in income taxes	17,849	—	—	17,849
Timing	—	—	—	—

Balance at March 31, 2020	86,705	—	—	86,705